INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities
Profit before tax	$ 201	$ 161
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss	126	99
(Gain) / loss on disposal of non-current assets	(5)	1
Finance costs	37	39
Finance income	(8)	(11)
Other non-operating loss, net	21	4
Foreign exchange (gain) / loss, net	(11)	13
Changes in trade and other receivables and prepayments	6	2
Changes in trade and other payables	14	20
Changes in provisions, pensions and other	3	2
Interest paid	(32)	(34)
Interest received	7	3
Income tax paid	(28)	(34)
Net cash flows from operating activities	331	265
Investing activities
Purchase of property, plant and equipment	(81)	(73)
Purchase of intangible assets	(39)	(29)
Receipts / (payments) for deposits	25	(23)
(Outflow) / inflow from loans granted, net	(11)	364
Proceeds from sale of property and equipment and intangible assets	1	0
(Investment in) / receipts from financial assets	(43)	30
Acquisition of subsidiaries, net of cash acquired	(234)	(141)
Net cash flows (used in) / from investing activities	(382)	128
Financing activities
Repayment of debt	(11)	(585)
Payment of principal portion of lease liabilities	(21)	(18)
Proceeds from borrowings, net of fees paid	0	7
Investment in shares of VEON Ltd.	0	(22)
Net cash flows used in financing activities	(32)	(618)
Net decrease in cash and cash equivalents	(83)	(225)
Net foreign exchange difference	(8)	9
Cash and cash equivalents at beginning of period	455	674
Cash and cash equivalents at end of period	$ 364	$ 458